UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Quarter Ended of Sep 30, 2007
Check here if Amendment []; Amendment Number:
This Amendment(Check only one.):[]is a restatement.
                                []adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Lynmar Capital Group, Inc.
Address:401 Route 73 North
        Lake Center Executive Park
        Building #10 SUite 320
        Marlton, NJ 08053-3425

Form 13F File Number: 28-11374

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, stsements, schedules, lists, and tables, are considered integral parts of this submission

Person Signing this Report on Behalf of Reporting Manager:

Name:   Marilyn J. Dicks-Riley
Title:  President and CEO
Phone:  856-988-0140 Ext 122

Signature, Place, and Date of Signing:

Marilyn J. Dicks-Riley           Marlton, New Jersey         Nov 26, 2007
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers      0
Form 13F Information Table Entry      41
Form 13F Information Table Value   $1,088,542
                                  (thousands)


List of Other Included Managers:

NONE

FORM 13F INFORMATION TABLE
LYNMAR CAPITAL GROUP, INC.
         09/30/2007


                                                    VALUE         SH/ PUT/ INVESTMT    OTHER    VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS   CUSIP     (x$1000)SHRS   PRN CALL  DISCRETN  MANAGERS   SOLE SHARED  NONE
Abbott Laboratories           COM      002824100  28,624  533,837 SH         SOLE       NA    115,667   0  418,170
Amazon.com                    COM      023135106  31,316  336,194 SH         SOLE       NA     72,788   0  263,405
American Express C.           COM      025816109  20,643  347,701 SH         SOLE       NA     86,180   0  261,521
Apple Computer, Inc.          COM      037833100  33,547  218,592 SH         SOLE       NA     47,269   0  171,323
Autodesk, Inc.                COM      052769106  13,352  267,202 SH         SOLE       NA     71,499   0  195,703
Bank of America Corp.         COM      060505104  26,439  525,945 SH         SOLE       NA    109,026   0  416,919
Burlington Northern Santa Fe  COM      12189T104  25,632  315,783 SH         SOLE       NA     69,277   0  246,507
Cisco System Inc              COM      17275R102  31,640  955,020 SH         SOLE       NA    207,535   0  747,484
Deere & Co                    COM      244199105  32,759  220,720 SH         SOLE       NA     48,070   0  172,651
Devon Energy Corporation      COM      25179M103  29,404  353,416 SH         SOLE       NA     77,406   0  276,009
Dominion Resources, Inc       COM      25746U109  24,023  284,972 SH         SOLE       NA     65,216   0  219,756
Express Scripts, Inc.         COM      302182100  31,127  557,635 SH         SOLE       NA    115,196   0  442,439
Freeport-McMoran Copper & Gld COM      35671D857  32,462  309,489 SH         SOLE       NA     67,376   0  242,114
General Dynamics Corporation  COM      369550108  29,270  346,511 SH         SOLE       NA     74,654   0  271,857
Gilead Sciences, Inc          COM      375558103  23,119  565,683 SH         SOLE       NA    135,916   0  429,767
Google Inc.                   COM      38259P508  24,893   43,882 SH         SOLE       NA      9,451   0   34,430
Hess Corporation              COM      42809H107  28,195  423,801 SH         SOLE       NA     90,376   0  333,426
Hewlett-Packard Co.           COM      428236103  29,405  590,571 SH         SOLE       NA    128,586   0  461,985
Johnson & Johnson             COM      478160104  24,031  365,769 SH         SOLE       NA     86,503   0  279,266
Johnson Controls, Inc.	      COM      478366107  30,079  254,667 SH	     SOLE	NA     54,841	0  199,826
Kellogg Co                    COM      487836108  27,975  499,553 SH         SOLE       NA    108,522   0  391,031
KLA-Tencor Corporation	      COM      482480100  29,338  525,968 SH	     SOLE	NA    115,251 	0  410,716
Marriott International, Inc.  COM      571903202  25,853  594,728 SH	     SOLE	NA    120,821   0  473,907
McDonald's Corporation        COM      580135101  30,077  552,176 SH         SOLE       NA    114,272   0  437,904
Medco Health Solutions, Inc   COM      58405U102  31,109  344,168 SH         SOLE       NA     73,485   0  270,683
Merrill Lynch & Co., Inc.     COM      590188108  22,143  310,648 SH	     SOLE	NA     63,581	0  247,067
Nokia Corp-SPON ADR           COM      654902204  21,503  566,909 SH         SOLE       NA     34,480   0  532,429
Nordstrom, Inc.               COM      655664100  24,136  514,731 SH         SOLE       NA    105,152   0  409,580
Praxair Inc                   COM      74005P104  27,703  330,746 SH         SOLE       NA     71,271   0  259,474
Precision Castparts Corp      COM      740189105  31,147  210,484 SH         SOLE       NA     45,634   0  164,849
Procter & Gamble              COM      742718109  31,109  442,268 SH         SOLE       NA     96,230   0  346,038
QUALCOMM Inc.	              COM      747525103  25,925  613,457 SH	     SOLE	NA    131,230	0  482,226
Research In Motion Ltd.       COM      760975102  31,138  315,960 SH         SOLE       NA     75,117   0  240,843
Southern Copper Corp          COM      84265V105  34,279  276,826 SH         SOLE       NA     60,880   0  215,945
The Boeing Company            COM      097023105  30,847  293,809 SH         SOLE       NA     67,354   0  226,455
The Goldman Sachs Group, Inc. COM      38141G104  26,082  120,337 SH	     SOLE	NA     24,049	0   96,289
The Hartford Financial Serv   COM      416515104  14,613  157,890 SH         SOLE       NA     36,095   0  121,795
United Technologies Corp      COM      913017109   1,597   19,841 SH         SOLE       NA          0   0   19,841
Valero Energy Corp.	      COM      91913Y100  20,204  300,744 SH	     SOLE	NA     63,271	0  237,473
WellPoint                     COM      94973V107  21,874  277,165 SH         SOLE       NA     65,427   0  211,737
XTO Energy Inc                COM      98385X106  29,928  483,962 SH         SOLE       NA    105,651   0  378,312